UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
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Address:      280 Park Avenue, 27th Floor
              -----------------------------------
              New York, New York 10017
              -----------------------------------

Form 13F File Number: 028-11909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Guido Mosca
       ----------------------------------
Title:   Director of Portfolio Management
       ----------------------------------
Phone:   (212) 984-2900
       ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Guido Mosca                   New York, NY                 5/14/10
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                                 -----------------
Form 13F Information Table Entry Total:            21
                                                 -----------------
Form 13F Information Table Value Total:            $175,664
                                                 -----------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                      TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER       CLASS        CUSIP     (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ---------- ----------- ------------ ------ ----- ------------ ----------- ---------- ------ ------

AMERICA MOVIL
SAB DE CV           SPON ADR L SHS  02364W105   10974      218000      SH              SOLE                  218,000     0       0
BAKER HUGHES INC    COM             057224107     927       19800      SH              SOLE                    19800     0       0
CEMEX SAB DE CV     SPON ADR NEW    151290889    2042      200000      SH    CALL      SOLE                   200000     0       0
FOMENTO ECONOMICO
MEXICANO S          SPON ADR UNITS  344419106    6079      127900      SH              SOLE                   127900     0       0
ISHARES INC         MSCI BRAZIL     464286400     663        9000      SH              SOLE                     9000     0       0
ISHARES INC         MSCI MEX INVEST 464286822     539       10103      SH              SOLE                    10103     0       0
ISHARES INC         MSCI SINGAPORE  464286673    2337      203200      SH              SOLE                   203200     0       0
ISHARES INC         MSCI STH AFRCA  464286780     508        8400      SH              SOLE                     8400     0       0
ISHARES INC         MSCI TAIWAN     464286731    1242       99000      SH              SOLE                    99000     0       0
ISHARES TR INDEX    FTSE XNHUA IDX  464287184     623       14800      SH              SOLE                    14800     0       0
ISHARES TR INDEX    FTSE XNHUA IDX  464287184    6315      150000      SH    CALL      SOLE                   150000     0       0
ISHARES TR INDEX    MSCI EMERG MKT  464287234    5476      130000      SH              SOLE                   130000     0       0
ISHARES TR INDEX    MSCI EMERG MKT  464287234    8424      200000      SH    CALL      SOLE                   200000     0       0
ISHARES TR INDEX    MSCI EMERG MKT  464287234   92664     2200000      SH    PUT       SOLE                  2200000     0       0
MARKET VECTORS
ETF TR              RUSSIA ETF      57060U506   14118      411000      SH              SOLE                   411000     0       0
NATIONAL OILWELL
VARCO INC           COM             637071101     925       22800      SH              SOLE                    22800     0       0
PETROLEO BRASILEIRO
SA PETRO            SPONSORED ADR   71654V408    2225       50000      SH    CALL      SOLE                    50000     0       0
SELECT SECTOR
SPDR TR             SBI INT-FINL    81369Y605    3194      200000      SH    PUT       SOLE                   200000     0       0
SINA CORP           ORD             G81477104   10146      269200      SH              SOLE                   269200     0       0
TENARIS S A         SPONSORED ADR   88031M109    2808       65400      SH              SOLE                    65400     0       0
TENARIS S A         SPONSORED ADR   88031M109    3435       80000      SH    CALL      SOLE                    80000     0       0
